SHARE CAPITAL (Schedule of Underlying Data Used for Computing the Fair Value of the Options) (Details) - Share options [Member] - $ / shares		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield		0.00%	0.00%		0.00%
Expected volatility, minimum		60.30%	60.10%		59.00%
Expected volatility, maximum		63.20%	64.90%		66.70%
Risk-free interest rate, minimum		1.25%	1.38%		1.87%
Risk-free interest rate, maximum		1.86%	1.98%		2.22%
Expected term		6 years	6 years
Consultants and other service providers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of ordinary share		$ 11.1	$ 8.11
Dividend yield		0.00%	0.00%		0.00%
Expected volatility		64.80%	69.40%	[1]
Expected volatility, minimum	[1]				59.90%
Expected volatility, maximum	[1]				62.00%
Risk-free interest rate		2.38%	2.27%
Risk-free interest rate, minimum					1.81%
Risk-free interest rate, maximum					2.00%
Expected term		9 years	10 years		6 years
Minimum [Member] | Employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of ordinary share		$ 5.9	$ 6.96		$ 4.8
Expected term					6 years
Minimum [Member] | Consultants and other service providers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of ordinary share					$ 5.45
Maximum [Member] | Employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of ordinary share		$ 8.35	$ 11.3		$ 6.8
Expected term					7 years
Maximum [Member] | Consultants and other service providers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of ordinary share					$ 7.01

[1]	The volatility is based on a combination of the Company's historical volatility, historical volatilities of companies in comparable stages as well as companies in the industry, by statistical analysis of daily share pricing model.